Schedule of Major Classes of Assets and Liabilities (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Current Assets
Cash	$ 31,874,620	$ 39,324,529	$ 5,022,037	$ 6,065,461
Restricted cash	10,785,568	11,132,957
Accounts receivable, net of allowance	1,360,528	776,530		956,555
Equipment, net	55,782	60,218		55,105
Total current assets	48,660,078	53,910,565		9,488,434
Non-current assets
Intangibles and goodwill	3,804,864	3,727,933		5,551,540
Current Liabilities
Contract liabilities	5,633,004	2,166,451		308,058
Total current liabilities	59,044,621	58,911,033		5,860,555
Discontinued Operations [Member]
Current Assets
Cash	301,000	648,000		690,181
Restricted cash				1,025,029
Accounts receivable, net of allowance	69,000	191,000		137,405
Prepaid expenses and other current assets	164,000	187,000		248,594
Equipment, net	3,000	5,000
Other Assets		279,000
Total current assets	537,000	1,310,000		2,101,209
Non-current assets
Equipment, net				16,505
Other assets				283,632
Intangibles and goodwill				1,287,921
Total non-current assets				1,588,058
Current Liabilities
Accrued expenses	82,100	374,879		1,902,477
Contract liabilities	3,000	2,000		896,933
Other current liabilities	736,397	838,274		534,323
Total current liabilities	$ 821,497	1,215,153		3,333,733
Non-current liabilities
Other long-term liabilities				365,977
Total liabilities		$ 1,215,213		$ 3,699,710